April 5, 2005
Filing Desk
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

RE: Dreyfus Premier New York Municipal Bond Fund
1933 Act File No. 33-7497
1940 Act File No. 811-4765

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 26 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2005.

Please address any comments or questions to the undersigned at (212) 922-6815.

Sincerely,

/s/ Maria R. Rodriguez
Maria R. Rodriguez

MRR/